Nationwide Enhanced Income Fund
FUND SUMMARY: NATIONWIDE ENHANCED INCOME FUND
Objective
The Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 48 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 91 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide Enhanced Income Fund	Class A Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.25%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Enhanced Income Fund		Class A Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fee		0.25%	0.50%	none	none
Other Expenses	[1]	0.18%	0.37%	0.12%	0.12%
Total Annual Fund Operating Expenses		0.78%	1.22%	0.47%	0.47%
Fee Waiver/Expense Reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.76%	1.20%	0.45%	0.45%
[1]	“Other Expenses” has been restated to reflect current fees.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.45% until at least February 28, 2015. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 52 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Enhanced Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	301	467	647	1,167
Class R shares	122	385	668	1,476
Institutional Class shares	46	149	261	590
Institutional Service Class shares	46	149	261	590

The Fund does not apply sales charges on reinvested dividends and other distributions.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.71% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in investment grade corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities. These securities may pay interest on either a fixed-rate or variable-rate basis. In choosing securities, the Fund’s subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and the price relationships among various types of fixed-income securities. The Fund is managed so that its duration will be between six months and one year, and will not exceed two years. The Fund’s subadviser may sell securities in order to buy others that it believes will better serve the Fund’s objective.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage-backed and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of three broad-based securities indexes. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Best Quarter: 1.42% – 3rd qtr. of 2006 Worst Quarter: -0.36% – 2nd qtr. of 2004
After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns For the Periods Ended December 31, 2013:
Average Annual Total Returns Nationwide Enhanced Income Fund		1 Year	5 Years	10 Years
Class A shares		(2.24%)	0.28%	1.57%
Class A shares After Taxes on Distributions		(2.46%)	(0.16%)	0.79%
Class A shares After Taxes on Distributions and Sales of Shares		(1.27%)	0.07%	0.93%
Class R shares		(0.17%)	0.51%	1.60%
Institutional Class shares		0.34%	1.08%	2.12%
Institutional Service Class shares		0.33%	0.91%	1.96%
BofAML 6-Month T-Bill Index (The Index does not pay sales charges, fees, expenses or taxes.)		0.18%	0.31%	1.97%
BofAML 1-Year T-Bill Index (The Index does not pay sales charges, fees, expenses or taxes.)		0.26%	0.54%	2.07%
Composite Index (The Index does not pay sales charges, fees, expenses or taxes.)	[1]	0.22%	0.42%	2.02%
[1]	The Composite Index comprises 50% BofA Merrill Lynch (BofAML) 6-Month Treasury Bill (T-Bill) Index/50% BofAML 1-Year T-Bill Index.